Average Annual Total Returns - VictoryShares Dividend Accelerator ETF	VictoryShares Dividend Accelerator ETF 1 Year	VictoryShares Dividend Accelerator ETF Life of Fund		VictoryShares Dividend Accelerator ETF After Taxes on Distributions 1 Year	VictoryShares Dividend Accelerator ETF After Taxes on Distributions Life of Fund		VictoryShares Dividend Accelerator ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares Dividend Accelerator ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		Nasdaq Victory Dividend Accelerator Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	Nasdaq Victory Dividend Accelerator Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	31.18%	15.58%	[1]	30.72%	15.14%	[1]	18.74%	12.13%	[1]	31.49%	14.75%	[1]	31.76%	16.01%	[1]

[1]	Inception date is April 18, 2017.